Lease	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Lease [Abstract]
LEASE

7.     LEASE

From the Perspective of Lessee

The Group leases real estate for terms between 2 to 20 years from real estate companies. The Group generally does not have options to extend or terminate leases, as the renewal or termination of relevant lease is on negotiation basis. Lease commences when the landlords make the space available for the Group to use.

The Group sub-leased the leased premises to provide various lease solutions. All of the Group’s leases are operating leases under ASC 842.

Supplemental balance sheet information related to the leases were as follows:

	As of December 31, 2020	As of June 30, 2021
	RMB	RMB
		(unaudited)
ROU assets	879,348	719,568
Operating lease liabilities – current	(365,049)	(329,096)
Operating lease liabilities – Non-current	(580,562)	(448,329)
Weighted average remaining lease terms	7.71 year	7.63 year
Weighted average incremental borrowing rate	10.75%	10.61%

The components of lease expenses for the six months ended June 30, 2020 and 2021 were as follows:

	For the six months ended June 30, 2020	For the six months ended June 30, 2021
	RMB	RMB
	(unaudited)	(unaudited)
Operating lease expenses for variable payments	233	193
Operating lease expenses for fixed payments	210,398	119,729
Short-term lease expenses	3,282	1,444
Total	213,903	121,366
	For the six months ended June 30, 2020	For the six months ended June 30, 2021
	RMB	RMB
	(unaudited)	(unaudited)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	145,309	82,808

Supplemental noncash information:

	For the six months ended June 30, 2020	For the six months ended June 30, 2021
	RMB	RMB
	(unaudited)	(unaudited)
Operating lease liabilities arising from obtaining ROU assets	8,212	35,291

The future lease payments as of June 30, 2021 were as follows:

Year Leases	As of June 30, 2021
RMB
(unaudited)
2022	203,391
2023	160,814
2024	140,331
2025	113,150
2026	102,375
Thereafter	231,989
Total lease payments	952,050
Less: imputed interest	(174,625)
Total lease liabilities	777,425

10.     LEASE

From the Perspective of Lessee

The Group leases real estate for terms between 2 to 20 years from real estate companies. The Group generally does not have options to extend or terminate leases, as the renewal or termination of relevant lease is on negotiation basis. Lease commences when the landlords make the space available for the Group to use.

The Group sub-leased the leased premises to provide various lease solutions. All of the Group’s leases are operating leases under ASC 842.

Supplemental balance sheet information related to the leases were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
ROU assets	1,851,729	879,348
Operating lease liabilities – current	(589,467)	(365,049)
Operating lease liabilities – non current	(1,393,691)	(580,562)
Weighted average remaining lease terms	7.60 year	7.71 year
Weighted average incremental borrowing rate	10.53%	10.75%

The losses from termination of leases for the years ended December 31, 2018, 2019 and 2020 were RMB nil, RMB nil and RMB 168,722.

The components of lease expenses for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Operating lease expenses for variable payments	34	1,151	453
Operating lease expenses for fixed payments	381,306	506,026	337,608
Short-term lease expenses	17,492	7,277	10,265
Total	398,832	514,454	348,326
	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	254,084	440,170	207,803

Supplemental noncash information:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
ROU assets acquired in exchange for equity interests	155,350	—	—
Operating lease liabilities arising from obtaining ROU assets	977,539	315,027	11,902

The future lease payments as of December 31, 2020 were as follows:

As of December 31, 2020
RMB
2021	365,049
2022	201,508
2023	174,115
2024	150,189
2025	127,986
Thereafter	317,478
Total lease payments	1,336,325
Less: imputed interest	(390,714)
Total lease liabilities	945,611